Financing receivables - Additional information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2024	Mar. 31, 2024
Financing Receivable, Allowance for Credit Losses [Line Items]
Accrued interest receivable	¥ 10,533	¥ 13,653